SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)			3 Months Ended			6 Months Ended
	Feb. 14, 2023	Feb. 17, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cash			$ 89,098			$ 89,098		$ 98,254
Investment held in trust account			58,105,401			58,105,401		88,824,794
Payment of cash to redeeming stockholders	$ 32,707,627			$ 32,707,627		32,707,627
Withdrawn pay taxes						853,260
Total payment						1,634,120
Investment income earned			$ 658,125		$ 71,282	$ 1,207,374	$ 110,316
Sale of stock						8,625,000
Common stock shares redemption	$ 3,177,941
Common stock subject to redemption shares			5,447,059			5,447,059
Dissolution expenses						$ 100,000
Remeasurement of Class A common stock subject to redemption amount						2,338,694
Unrecognized tax benefits			$ 0			0		0
Accrued for interest and penalties			$ 0			0		$ 0
Federal deposit insurance corporation premium expense						$ 250,000
Private Placement [Member]
Restructuring Cost and Reserve [Line Items]
Sale of stock		377,331
Warrants to purchase			9,002,331			9,002,331